Organization And Description Of Business	12 Months Ended
Dec. 31, 2012
Organization And Description Of Business [Abstract]
Organization And Description Of Business

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

     Crestwood Midstream Partners LP (CMLP) is a publicly traded Delaware limited partnership formed for the purpose of acquiring and operating midstream assets. Crestwood Gas Services GP LLC, our general partner (General Partner), is owned by Crestwood Holdings Partners LLC and its affiliates (Crestwood Holdings). Our common units are listed on the New York Stock Exchange (NYSE) under the symbol "CMLP."

     On October 1, 2010, Quicksilver Resources Inc. (Quicksilver) sold all of its ownership interests in CMLP to Crestwood Holdings (Crestwood Transaction), the terms of which included:

  Crestwood Holdings' purchase of a 100% interest in our General Partner;
  Crestwood Holdings' purchase of 5,696,752 common units and 11,513,625 subordinated units;
  Crestwood Holdings' purchase of a $58 million subordinated promissory note (Subordinated Note) payable by CMLP which had a carrying value of approximately $58 million at closing; and
  $701 million in cash paid to Quicksilver and conditional consideration in the form of potential additional cash payments from Crestwood Holdings in 2012 and 2013 of up to $72 million in the aggregate, depending upon achievement of certain defined average volume targets above an agreed threshold for 2011 and 2012, respectively.

     On October 4, 2010, our name changed from Quicksilver Gas Services LP to Crestwood Midstream Partners LP and our ticker symbol on the NYSE for our publicly traded common units changed from "KGS" to "CMLP."

     On October 18, 2010, subsequent to the closing of the Crestwood Transaction, the conflicts committee of our General Partner unanimously approved the conversion of our Subordinated Note payable into 2,333,712 common units in exchange for the outstanding balance of the Subordinated Note. In addition, on November 12, 2010, our subordination period ended resulting in the conversion of 11,513,625 subordinated units to common units on a one for one basis.

     On February 23, 2012, we and Crestwood Holdings formed the Crestwood Marcellus Midstream LLC (CMM) joint venture. We contributed approximately $131 million for a 35% membership interest and Crestwood Holdings contributed approximately $244 million for a 65% membership interest. We utilized available capacity under our Credit Facility to fund our contribution to CMM. In conjunction with the formation of CMM, we and Crestwood Holdings entered into a limited liability company agreement and an operating agreement governing CMM.

     On January 8, 2013, we acquired Crestwood Holdings' 65% membership interest in CMM for approximately $258 million, which was funded through $129 million of borrowings under our Credit Facility, the issuance of 6,190,469 Class D units, representing limited partner interests in us to Crestwood Holdings, and the issuance of 133,060 general partner units to our General Partner. As a result of the acquisition of the additional membership interest, we have the ability to control CMM's operating and financial decisions and policies. We accounted for this transaction as a reorganization of entities under common control and accordingly, we have consolidated CMM and have retrospectively adjusted our historical financial statements as of and for the year ended December 31, 2012 to reflect the change in reporting entity.

Organizational Structure

The following chart depicts our ownership structure as of December 31, 2012:

Our general partner and limited partner ownership interests as of December 31, 2012 are as follows:

	Crestwood
	Holdings	Public	Total
General partner interest	2.0%	—	2.0%
Limited partner interests:
Common unitholders	39.6%	43.9%	83.5%
Class C unitholders	0.2%	14.3%	14.5%
Total	41.8%	58.2%	100.0%

See Note 4. Net Income Per Limited Partner Unit for additional information concerning ownership interests.

Description of Business

     We are a growth-oriented midstream master limited partnership which owns and operates predominately fee-based gathering, processing, treating and compression assets servicing natural gas producers in the Barnett Shale in north Texas, the Fayetteville Shale in northwestern Arkansas, the Granite Wash in the Texas Panhandle, the Marcellus Shale in northern West Virginia, the Avalon Shale/Bone Spring in southeastern New Mexico, and the Haynesville/Bossier Shale in western Louisiana.

     We conduct all of our operations in the midstream sector in eight operating segments, four of which are reportable. Our operating segments reflect how we manage our operations and are generally reflective of the geographic areas in which we operate. Our reportable segments consist of Barnett, Fayetteville, Granite Wash and Marcellus. We operate five systems located in basins that include NGL rich gas shale plays: (i) the Cowtown System; (ii) the Granite Wash System; (iii) the Las Animas Systems; and (iv) two systems in the Marcellus segment.